UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-04527)

Exact name of registrant as specified in charter: Putnam Minnesota Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2010

Date of reporting period: August 31, 2009

Item 1. Schedule of Investments:

Putnam Minnesota Tax Exempt Income Fund

The fund's portfolio
8/31/09 (Unaudited)

Key to holding's abbreviations
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificates of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
GNMA Coll. -- Government National Mortgage Association Collateralized
NATL -- National Public Finance Guarantee Corp.
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (99.1%)(a)
	Rating(RAT)	Principal amount	Value

Minnesota (97.1%)
Alexandria, G.O. Bonds (Indpt. School Dist. No. 206),
Ser. A, FSA, 5s, 2/1/22	Aa2	$1,600,000	$1,769,824
Anoka Cnty., G.O. Bonds, Ser. A
5s, 2/1/24	Aa2	620,000	674,045
5s, 2/1/24	AAA	470,000	515,040
Becker, Poll. Control Rev. Bonds (Northern States
Pwr.), Ser. A, 8 1/2s, 3/1/19	A2	1,000,000	1,134,550
Big Lake, G.O. Bonds (Indpt. School Dist. No. 728),
Ser. C, FSA, 5s, 2/1/21	Aa2	1,560,000	1,597,752
Brainerd, G.O. Bonds (Indpt. School Dist. No. 181),
Ser. A, FGIC, NATL, 5s, 2/1/20	Aa2	1,000,000	1,050,190
Burnsville, G.O. Bonds (Indpt. School Dist. No. 191),
Ser. A, 5s, 2/1/25	Aa2	865,000	937,807
Cohasset, Poll. Control Rev. Bonds (Allete, Inc.),
4.95s, 7/1/22	A3	1,000,000	1,003,380
Dakota Cnty., Cmnty. Dev. Agcy. Governmental Hsg. Dev.
G.O. Bonds (Sr. Hsg. Fac.), 5s, 1/1/21	Aaa	1,000,000	1,038,660
Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds
(Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/38	BBB-	1,250,000	1,226,463
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(BSM Properties, Inc.), Ser. A, 5 7/8s, 12/1/28	B+/P	75,000	55,309
East Grand Forks, Poll. Rev. Bonds (American Crystal
Sugar), Ser. A, 6s, 4/1/18	BBB+	750,000	717,705
Farmington, G.O. Bonds (Indpt. School Dist. No. 192),
Ser. B, FSA, 5s, 2/1/19	Aa2	1,080,000	1,198,454
Hennepin Cnty., Sales Tax Rev. Bonds
(Ball Park), Ser. B, 5s, 12/15/26	AA+	3,855,000	4,144,010
4 3/4s, 12/15/29	AAA	1,000,000	1,049,500
Intl. Falls, Poll. Control Rev. Bonds (Boise Cascade
Corp.), 5.65s, 12/1/22	B	350,000	177,300
Lakeville, G.O. Bonds (Indpt. School Dist. No. 194),
Ser. A, FGIC, 5 1/2s, 2/1/24 (Prerefunded)	Aa2	1,000,000	1,109,250
Maple Grove, G.O. Bonds, Ser. A, 5s, 2/1/22	Aa1	2,575,000	2,833,968
Maple Grove, Hlth. Care Syst. Rev. Bonds (Maple Grove
Hosp. Corp.), 5 1/4s, 5/1/37	A3	2,000,000	1,759,340
Martin Cnty., Hosp. Rev. Bonds (Fairmont Cmnty. Hosp.
Assn.), 6 5/8s, 9/1/22	BBB-/P	1,250,000	1,215,600
Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds,
Ser. A, NATL
5s, 1/1/28	AA-	1,160,000	1,164,860
5s, 1/1/21	AA-	1,500,000	1,537,290
Minneapolis, G.O. Bonds
(Sports Arena), 5.2s, 10/1/24	AAA	2,000,000	2,000,200
Ser. B, 5 1/8s, 12/1/24	AAA	975,000	982,108
Ser. E, 5s, 3/1/26	AAA	2,175,000	2,181,068
Minneapolis, Multi-Fam. Rev. Bonds (East Bank), GNMA
Coll., 5 3/4s, 10/20/42	Aaa	700,000	709,765
Minnetonka, COP (Indpt. School Dist. No. 276), Ser. E,
5s, 3/1/29	Aa2	250,000	256,075
Minnetonka, G.O. Bonds (Indpt. School Dist. No. 276)
Ser. E, 5s, 2/1/28	AAA	1,500,000	1,617,300
Ser. B, FSA, zero %, 2/1/23	AAA	3,600,000	1,945,548
MN Agricultural & Econ. Dev. Board Rev. Bonds
(Evangelical Lutheran Good Samaritan Society), 6 5/8s,
8/1/25	A3	795,000	817,562
(Hlth. Care Syst.), Ser. A, NATL, 5 1/2s, 11/15/17	AA-	610,000	611,068
MN State G.O. Bonds, 5s, 8/1/24	AAA	1,500,000	1,596,495
MN State Higher Ed. Fac. Auth. Rev. Bonds
(U. of St. Thomas), Ser. 6-W, 6s, 10/1/30	A2	1,500,000	1,611,525
(Bethel U.), Ser. 6-R, 5 1/2s, 5/1/37	BBB-/P	1,000,000	851,950
(The College of St. Catherine), Ser. 5-N1, 5 3/8s,
10/1/32	Baa1	500,000	430,015
(U. St. Thomas), Ser. Six-X, 5 1/4s, 4/1/39	A2	500,000	506,525
(College of St. Benedict), Ser. 5-W, 5 1/4s, 3/1/24	Baa1	250,000	243,325
(St. Olaf College), Ser. 6-0, 5s, 10/1/20	A2	1,000,000	1,060,450
(The College of St. Catherine), Ser. 5-N1, 5s, 10/1/18	Baa1	500,000	477,825
(St. John's U.), Ser. 6-G, 5s, 10/1/15	A2	1,525,000	1,688,800
(St. John's U.), Ser. 6-U, 4 3/4s, 10/1/33	A2	500,000	469,280
MN State Higher Ed. Fac. Auth. VRDN (St. Olaf
College), Ser. 5-M1, 0.20s, 10/1/32	VMIG1	1,400,000	1,400,000
MN State Hsg. Fin. Agcy. Rev. Bonds

(Res. Hsg.), Ser. M, 5 3/4s, 1/1/37	Aa1	1,935,000	1,929,156
(Res. Hsg.), Ser. H, 5s, 1/1/36	Aa1	590,000	578,129
(Res. Hsg. Fin.), Ser. B, 4.9s, 7/1/37	Aa1	2,000,000	1,782,100
(Res. Hsg. Fin.), Ser. L, 4.9s, 7/1/22	Aa1	1,995,000	2,055,269
(Res. Hsg.), Ser. H, 4 3/8s, 1/1/14	Aa1	375,000	374,760
MN State Muni. Pwr. Agcy. Elec. Rev. Bonds, 5 1/4s,
10/1/27	A3	1,000,000	1,032,500
Monticello-Big Lake Cmnty., Hosp. Dist. Gross Rev.
Bonds (Hlth. Care Fac.), Ser. A, 5 3/4s, 12/1/19	BBB/P	1,000,000	937,310
North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes),
6 1/8s, 10/1/39	BB/P	315,000	265,816
Northern Muni. Pwr. Agcy. Elec. Syst. Rev. Bonds,
Ser. A, AGO, 5s, 1/1/21	AAA	1,000,000	1,053,520
Northfield, Hosp. Rev. Bonds
Ser. C, 6s, 11/1/31 (Prerefunded)	AAA/P	1,000,000	1,102,980
5 1/4s, 11/1/21	BBB-	500,000	480,840
Olmsted Cnty., Hlth. Care Fac. Rev. Bonds (Olmsted
Med. Ctr.), 5.55s, 7/1/19	BBB-/F	800,000	760,384
Ramsey Cnty., Hsg. & Redev. Auth. Multi-Fam. Rev.
Bonds (Hanover Townhouses), 6s, 7/1/31	Aa1	1,150,000	1,157,188
Rocori Area Schools, G.O. Bonds (Indpt. School Dist.
No. 750), Ser. B, 5s, 2/1/28	AAA	1,525,000	1,627,541
Roseville, G.O. Bonds (Indpt. School Dist. No. 623),
Ser. A, FSA, 5s, 2/1/25	Aa2	2,000,000	2,034,820
Sartell, Env. Impt. Rev. Bonds, Ser. A, 5.2s, 6/1/27	BBB	400,000	358,696
Sauk Rapids, G.O. Bonds (Indpt. School Dist. No. 047),
Ser. B, FSA, zero %, 2/1/11	Aa2	1,000,000	982,020
Southern MN Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. A
5 1/4s, 1/1/30	A+	750,000	772,245
NATL, zero %, 1/1/24	AA-	2,000,000	1,002,340
St. Cloud, Hlth. Care Rev. Bonds
(St. Cloud Hosp. Oblig. Group), Ser. A, FSA, 6 1/4s,
5/1/17	Aa3	1,500,000	1,536,915
(Centracare Hlth. Syst.), AGO, 5 3/8s, 5/1/31	Aa2	1,000,000	1,023,770
St. Louis Park, Hlth. Care Fac. Rev. Bonds (Nicollet
Hlth. Svcs.), Ser. C, 5 3/4s, 7/1/30	A	1,000,000	1,015,170
St. Paul, Hsg. & Redev. Auth. Rev. Bonds (Rossy &
Richard Shaller), Ser. A, 5.05s, 10/1/27	BB-/P	550,000	412,902
St. Paul, Hsg. & Redev. Auth. Hlth. Care Rev. Bonds
(Allina Hlth. Syst.), Ser. A, NATL, 5s, 11/15/19	AA-	1,000,000	1,013,360
St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev.
Bonds
(Regions Hosp.), 5.3s, 5/15/28	Baa1	1,515,000	1,411,101
(HealthPartners Oblig. Group), 5 1/4s, 5/15/36	Baa1	250,000	216,263
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast)
6s, 11/15/35	Ba1	500,000	407,175
Ser. B, 5.85s, 11/1/17	Ba1	750,000	714,863
St. Paul, Port Auth. Rev. Bonds (Brownfields Redev.),
Ser. 2, 4 1/2s, 3/1/27	AA+	1,305,000	1,333,319
St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp.
Pkg. Ramp), Ser. 1, 5s, 8/1/36	BBB-/P	750,000	532,433
U. of MN Rev. Bonds
Ser. A, 5 3/4s, 7/1/17 (Prerefunded)	AA	2,160,000	2,633,882
Ser. A, 5 1/2s, 7/1/21 (Prerefunded)	AA	1,000,000	1,178,650
Ser. A, 5 1/4s, 4/1/29	Aa2	500,000	544,325
Ser. C, 5s, 12/1/21	Aa2	500,000	561,885
U. of MN VRDN, Ser. C, 0.20s, 12/1/36	VMIG1	1,200,000	1,200,000
Western MN Muni. Pwr. Agcy. Rev. Bonds, Ser. A, AMBAC,
5 1/2s, 1/1/16	A2	565,000	578,769
Winona, Hlth. Care Fac. Rev. Bonds (Winona Hlth.
Oblig. Group)
Ser. A, 6s, 7/1/34	BBB	250,000	229,785
5s, 7/1/16	BBB	425,000	412,301
5s, 7/1/15	BBB	450,000	443,718
5s, 7/1/14	BBB	425,000	424,431
			87,479,812

Ohio (2.0%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds,
Ser. A-2, 5 3/4s, 6/1/34	BBB	2,300,000	1,796,576
			1,796,576

TOTAL INVESTMENTS

Total investments (cost $87,866,538) (b)			$89,276,388

NOTES

(a) Percentages indicated are based on net assets of $90,049,426.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at August 31, 2009 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at August 31, 2009 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $88,075,628, resulting in gross unrealized appreciation and depreciation of $2,993,292 and $1,792,532, respectively, or net unrealized appreciation of $1,200,760.

The rates shown on VRDN are the current interest rates at August 31, 2009.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at August 31, 2009 (as a percentage of net assets):

Local Government	28.4%
Healthcare	19.3
Education	10.7

The fund had the following insurance concentration greater than 10% at August 31, 2009 (as a percentage of net assets):

FSA	12.3%

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of August 31, 2009:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	$--	$89,276,388	$--

Totals by level	$--	$89,276,388	$--

	Level 1	Level 2	Level 3

Other financial instruments:	$--	$--	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Minnesota Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 30, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 30, 2009